COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The Company leases its operating facilities under non-cancelable operating leases that expire through 2024. Total rent expense for the three months ended November 30, 2014 and 2013 $80,068 and $123,445 respectively. The Company is responsible for certain operating expenses in connection with these leases. The following is a schedule, by year, of future minimum lease payments required under non-cancelable operating leases as of August 31, 2014:

Years Ending August 31,
2015 (remainder of)	$239,656
2016	336,356
2017	348,530
2018	358,015
2019	368,700
Thereafter	1,971,200
$3,622,457

The Company is responsible for certain operating expenses in connection with these leases. The following is a schedule, by year, of future minimum lease payments required under non-cancelable operating leases as of August 31, 2014:

Years Ending August 31,
2015	$319,541
2016	336,356
2017	348,530
2018	358,015
2019	368,700
Thereafter	1,971,200
$3,702,342